Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of accounts receivable, net and accounts receivable - related parties, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 185,155	$ 507,817
Less: Allowance for credit losses	(16,656)	(486,160)
Accounts receivable, net	168,499	21,657
Accounts Receivable - Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		126,089
Less: Allowance for credit losses		(126,089)
Accounts receivable, net